Statements of Changes in Stockholders’ Equity - USD ($)	Total	Class A Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock		Additional Paid-in Capital	Accumulated Deficit
Balance, (in Shares) at Dec. 31, 2018			0	8,625,000	[1]
Balance, at Dec. 31, 2018	$ 17,627		$ 0	$ 863	[1]	$ 24,137	$ (7,373)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,769)		$ 0	$ 0	[1]	0	(3,769)
Balance, (in Shares) at Dec. 31, 2019			0	8,625,000	[1]
Balance, at Dec. 31, 2019	$ 13,858		$ 0	$ 863	[1]	24,137	(11,142)
Balance (in shares) at Dec. 31, 2018	0
Balance at Dec. 31, 2018	$ 0
Balance (in shares) at Dec. 31, 2019	0
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Dec. 31, 2019	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(20)	$ 0					(20)
Balance, (in Shares) at Mar. 31, 2020			0	8,625,000
Balance, at Mar. 31, 2020	13,838		$ 0	$ 863		24,137	(11,162)
Balance, (in Shares) at Dec. 31, 2019			0	8,625,000	[1]
Balance, at Dec. 31, 2019	13,858		$ 0	$ 863	[1]	24,137	(11,142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Units, net of underwriting discounts (in Shares)			34,500,000	0	[1]
Sale of 34,500,000 Units, net of underwriting discounts	311,109,339		$ 3,450	$ 0	[1]	311,105,889	0
Sale of 5,833,333 Founders’ Warrants (in Shares)			0	0	[1]
Sale of 5,833,333 Founders’ Warrants	991,667		$ 0	$ 0	[1]	991,667	0
Class A common stock subject to possible redemption (in Shares)			(29,846,985)	0	[1]
Class A common stock subject to possible redemption	(298,469,850)		$ (2,985)	$ 0	[1]	(298,466,865)	0
Net loss	(8,645,008)	10,883	$ 0	$ 0	[1]	0	(8,645,008)
Balance, (in Shares) at Dec. 31, 2020			4,653,015	8,625,000	[1]
Balance, at Dec. 31, 2020	$ 5,000,006		$ 465	$ 863	[1]	13,654,828	(8,656,150)
Balance (in shares) at Dec. 31, 2019	0
Balance at Dec. 31, 2019	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)	29,846,985
Class A common stock subject to possible redemption	$ 298,469,850
Balance (in shares) at Dec. 31, 2020	29,846,985
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Dec. 31, 2020	$ 298,469,850
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption (in Shares)			618,580
Class A common stock subject to possible redemption	6,185,800		$ 62			6,185,738
Net loss	6,185,799	$ 0					6,185,799
Balance, (in Shares) at Mar. 31, 2021			4,034,435	8,625,000
Balance, at Mar. 31, 2021	$ 5,000,005		$ 403	$ 863		$ 7,469,090	$ (2,470,351)
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A common stock subject to possible redemption (in shares)	618,580
Class A common stock subject to possible redemption	$ 6,185,800
Balance (in shares) at Mar. 31, 2021	30,465,565
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests at Mar. 31, 2021	$ 304,655,650

[1]	As of December 31, 2019, this number included an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option was not exercised by the underwriters in full.